Fair Value (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended														12 Months Ended						12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Available-for-sale securities	Dec. 31, 2010 Available-for-sale securities	Dec. 31, 2011 Interest Rate Derivatives	Dec. 31, 2010 Interest Rate Derivatives	Dec. 31, 2011 Cross Currency Swaps	Dec. 31, 2010 Cross Currency Swaps	Dec. 31, 2011 Foreign Currency	Dec. 31, 2010 Foreign Currency	Dec. 31, 2011 Commodity & Other	Dec. 31, 2010 Commodity & Other	Dec. 31, 2011 Yangcheng [Member] mw	Dec. 31, 2010 Deepwater Subsidiary [Member]	Feb. 01, 2011 Thames [Member] mw	Dec. 31, 2011 Recurring [Member]	Dec. 31, 2010 Recurring [Member]	Dec. 31, 2011 Nonrecurring [Member] Carbon Reduction Projects [Member]	Dec. 31, 2011 Nonrecurring [Member] Edelap Edes And Central Dique [Member] mw	Dec. 31, 2011 Nonrecurring [Member] Long Lived Assets Held and Used [Member] Wind Turbines And Deposits [Member]	Dec. 31, 2011 Nonrecurring [Member] Long Lived Assets Held and Used [Member] Kelanitissa [Member]	Dec. 31, 2011 Nonrecurring [Member] Long Lived Assets Held and Used [Member] Bohemia [Member]	Dec. 31, 2010 Nonrecurring [Member] Long Lived Assets Held and Used [Member] Southland Huntington Beach Subsidiary [Member]	Dec. 31, 2011 Nonrecurring [Member] Long Lived Assets Held and Used [Member] Tisza I I Subsidiary [Member]	Dec. 31, 2010 Nonrecurring [Member] Long Lived Assets Held and Used [Member] Tisza I I Subsidiary [Member]	Dec. 31, 2010 Nonrecurring [Member] Long Lived Assets Held and Used [Member] Deepwater Subsidiary [Member]	Dec. 31, 2011 Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Carbon Reduction Projects [Member]	Dec. 31, 2011 Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Brazil Telecom [Member]	Dec. 31, 2011 Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Borsod [Member]	Dec. 31, 2011 Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Eastern Energy Subsidiary [Member]	Dec. 31, 2010 Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Eastern Energy Subsidiary [Member]	Dec. 31, 2010 Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Subsidiary Barka [Member]	Dec. 31, 2010 Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Subsidiary Ras Laffan [Member]	Dec. 31, 2011 Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Edelap Edes And Central Dique [Member]	Dec. 31, 2011 Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Wind Projects [Member]	Dec. 31, 2011 Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Thames [Member]	Dec. 31, 2011 Nonrecurring [Member] Goodwill [Member] Chigen [Member]	Dec. 31, 2010 Nonrecurring [Member] Goodwill [Member] Deepwater Subsidiary [Member]	Dec. 31, 2010 Nonrecurring [Member] Goodwill [Member] Other Subsidiary [Member]	Dec. 31, 2011 Nonrecurring [Member] Equity Method Affiliate [Member] Yangcheng [Member]	Dec. 31, 2011 Level 1 [Member] Recurring [Member]	Dec. 31, 2010 Level 1 [Member] Recurring [Member]	Dec. 31, 2011 Level 1 [Member] Nonrecurring [Member] Long Lived Assets Held and Used [Member] Wind Turbines And Deposits [Member]	Dec. 31, 2011 Level 1 [Member] Nonrecurring [Member] Long Lived Assets Held and Used [Member] Kelanitissa [Member]	Dec. 31, 2011 Level 1 [Member] Nonrecurring [Member] Long Lived Assets Held and Used [Member] Bohemia [Member]	Dec. 31, 2010 Level 1 [Member] Nonrecurring [Member] Long Lived Assets Held and Used [Member] Southland Huntington Beach Subsidiary [Member]	Dec. 31, 2011 Level 1 [Member] Nonrecurring [Member] Long Lived Assets Held and Used [Member] Tisza I I Subsidiary [Member]	Dec. 31, 2010 Level 1 [Member] Nonrecurring [Member] Long Lived Assets Held and Used [Member] Tisza I I Subsidiary [Member]	Dec. 31, 2010 Level 1 [Member] Nonrecurring [Member] Long Lived Assets Held and Used [Member] Deepwater Subsidiary [Member]	Dec. 31, 2011 Level 1 [Member] Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Carbon Reduction Projects [Member]	Dec. 31, 2011 Level 1 [Member] Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Brazil Telecom [Member]	Dec. 31, 2011 Level 1 [Member] Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Borsod [Member]	Dec. 31, 2011 Level 1 [Member] Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Eastern Energy Subsidiary [Member]	Dec. 31, 2010 Level 1 [Member] Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Eastern Energy Subsidiary [Member]	Dec. 31, 2010 Level 1 [Member] Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Subsidiary Barka [Member]	Dec. 31, 2010 Level 1 [Member] Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Subsidiary Ras Laffan [Member]	Dec. 31, 2011 Level 1 [Member] Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Edelap Edes And Central Dique [Member]	Dec. 31, 2011 Level 1 [Member] Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Wind Projects [Member]	Dec. 31, 2011 Level 1 [Member] Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Thames [Member]	Dec. 31, 2011 Level 1 [Member] Nonrecurring [Member] Goodwill [Member] Chigen [Member]	Dec. 31, 2010 Level 1 [Member] Nonrecurring [Member] Goodwill [Member] Deepwater Subsidiary [Member]	Dec. 31, 2010 Level 1 [Member] Nonrecurring [Member] Goodwill [Member] Other Subsidiary [Member]	Dec. 31, 2011 Level 1 [Member] Nonrecurring [Member] Equity Method Affiliate [Member] Yangcheng [Member]	Dec. 31, 2011 Level 2 [Member] Recurring [Member]	Dec. 31, 2010 Level 2 [Member] Recurring [Member]	Dec. 31, 2011 Level 2 [Member] Nonrecurring [Member] Long Lived Assets Held and Used [Member] Wind Turbines And Deposits [Member]	Dec. 31, 2011 Level 2 [Member] Nonrecurring [Member] Long Lived Assets Held and Used [Member] Kelanitissa [Member]	Dec. 31, 2011 Level 2 [Member] Nonrecurring [Member] Long Lived Assets Held and Used [Member] Bohemia [Member]	Dec. 31, 2010 Level 2 [Member] Nonrecurring [Member] Long Lived Assets Held and Used [Member] Southland Huntington Beach Subsidiary [Member]	Dec. 31, 2011 Level 2 [Member] Nonrecurring [Member] Long Lived Assets Held and Used [Member] Tisza I I Subsidiary [Member]	Dec. 31, 2010 Level 2 [Member] Nonrecurring [Member] Long Lived Assets Held and Used [Member] Tisza I I Subsidiary [Member]	Dec. 31, 2010 Level 2 [Member] Nonrecurring [Member] Long Lived Assets Held and Used [Member] Deepwater Subsidiary [Member]	Dec. 31, 2011 Level 2 [Member] Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Carbon Reduction Projects [Member]	Dec. 31, 2011 Level 2 [Member] Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Brazil Telecom [Member]	Dec. 31, 2011 Level 2 [Member] Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Borsod [Member]	Dec. 31, 2011 Level 2 [Member] Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Eastern Energy Subsidiary [Member]	Dec. 31, 2010 Level 2 [Member] Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Eastern Energy Subsidiary [Member]	Dec. 31, 2010 Level 2 [Member] Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Subsidiary Barka [Member]	Dec. 31, 2010 Level 2 [Member] Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Subsidiary Ras Laffan [Member]	Dec. 31, 2011 Level 2 [Member] Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Edelap Edes And Central Dique [Member]	Dec. 31, 2011 Level 2 [Member] Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Wind Projects [Member]	Dec. 31, 2011 Level 2 [Member] Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Thames [Member]	Dec. 31, 2011 Level 2 [Member] Nonrecurring [Member] Goodwill [Member] Chigen [Member]	Dec. 31, 2010 Level 2 [Member] Nonrecurring [Member] Goodwill [Member] Deepwater Subsidiary [Member]	Dec. 31, 2010 Level 2 [Member] Nonrecurring [Member] Goodwill [Member] Other Subsidiary [Member]	Dec. 31, 2011 Level 2 [Member] Nonrecurring [Member] Equity Method Affiliate [Member] Yangcheng [Member]	Dec. 31, 2011 Level 3 [Member] Recurring [Member]	Dec. 31, 2010 Level 3 [Member] Recurring [Member]	Dec. 31, 2011 Level 3 [Member] Nonrecurring [Member] Long Lived Assets Held and Used [Member] Wind Turbines And Deposits [Member]	Dec. 31, 2011 Level 3 [Member] Nonrecurring [Member] Long Lived Assets Held and Used [Member] Kelanitissa [Member]	Dec. 31, 2011 Level 3 [Member] Nonrecurring [Member] Long Lived Assets Held and Used [Member] Bohemia [Member]	Dec. 31, 2010 Level 3 [Member] Nonrecurring [Member] Long Lived Assets Held and Used [Member] Southland Huntington Beach Subsidiary [Member]	Dec. 31, 2011 Level 3 [Member] Nonrecurring [Member] Long Lived Assets Held and Used [Member] Tisza I I Subsidiary [Member]	Dec. 31, 2010 Level 3 [Member] Nonrecurring [Member] Long Lived Assets Held and Used [Member] Tisza I I Subsidiary [Member]	Dec. 31, 2010 Level 3 [Member] Nonrecurring [Member] Long Lived Assets Held and Used [Member] Deepwater Subsidiary [Member]	Dec. 31, 2011 Level 3 [Member] Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Carbon Reduction Projects [Member]	Dec. 31, 2011 Level 3 [Member] Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Brazil Telecom [Member]	Dec. 31, 2011 Level 3 [Member] Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Borsod [Member]	Dec. 31, 2011 Level 3 [Member] Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Eastern Energy Subsidiary [Member]	Dec. 31, 2010 Level 3 [Member] Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Eastern Energy Subsidiary [Member]	Dec. 31, 2010 Level 3 [Member] Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Subsidiary Barka [Member]	Dec. 31, 2010 Level 3 [Member] Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Subsidiary Ras Laffan [Member]	Dec. 31, 2011 Level 3 [Member] Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Edelap Edes And Central Dique [Member]	Dec. 31, 2011 Level 3 [Member] Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Wind Projects [Member]	Dec. 31, 2011 Level 3 [Member] Nonrecurring [Member] Discontinued Operations and Businesses Held For Sale [Member] Thames [Member]	Dec. 31, 2011 Level 3 [Member] Nonrecurring [Member] Goodwill [Member] Chigen [Member]	Dec. 31, 2010 Level 3 [Member] Nonrecurring [Member] Goodwill [Member] Deepwater Subsidiary [Member]	Dec. 31, 2010 Level 3 [Member] Nonrecurring [Member] Goodwill [Member] Other Subsidiary [Member]	Dec. 31, 2011 Level 3 [Member] Nonrecurring [Member] Equity Method Affiliate [Member] Yangcheng [Member]	Dec. 31, 2011 Carrying Amount [Member]	Dec. 31, 2010 Carrying Amount [Member]	Dec. 31, 2011 Fair Value [Member]	Dec. 31, 2010 Fair Value [Member]
Assets
Marketable securities	$ 1,356	$ 1,760																																																																																																													$ 1,356	$ 1,760	$ 1,356	$ 1,760
Derivative assets	120	119																																																																																																													120	119	120	119
Total assets																																																																																																															1,476	1,879	1,476	1,879
Liabilities
Debt																																																																																																															22,020	18,199	22,502	18,725
Derivative liabilities	690	358																																																																																																													690	358	690	358
Total liabilities																																																																																																															22,710	18,557	23,192	19,083
Fair Value Assets And Liabilities Measured On Recurring Basis [Abstract]
Available-for-sale securities																	1,340	1,750																								1	8																						1,339	1,700																						0	42
Trading securities																	12	10																								12	10																						0	0																						0	0
Derivatives																	120	119																								2	0																						52	58																						66	61
Total Assets																	1,472	1,879																								15	18																						1,391	1,758																						66	103
Derivatives																	690	358																								0	0																						476	346																						214	12
Total Liabilities																	690	358																								0	0																						476	346																						214	12
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Abstract]
Carrying Amount															18						161	66	14	288	94	160	83	49	142	(9)	(123)	827	20	120	350	22	(7)	17	18	3	100
Fair Value																			5																									0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0			45	0	5	0	0	0	0	0	893	0	0	0	124	226	4	0	0	0	0	0	0			0	24	0	88	42	75	4	0	0	0	0	0	0	0	0	0	0	0	0	0	26
(Gain)/Loss	225	389	20																		116	42	9	200	52	85	79
(Gain) loss on disposal and impairment write-down - discontinued operations	388	209	(150)																									40	(751)	0	0	827	(104)	(106)	346	22	0
Other non-operating expense	82	7	12																																						74
Goodwill impairment	17	21	122												18																							17	18	3
Generation Capacity (MW)														2,100		208				68
Ownership Interest In Subsidiary														25.00%
Fair Value Derivative Assets Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance at beginning of period	49	0				(1)	(12)	10	(12)	22	0	18	24
Total gains (losses) (realized and unrealized):
Included in earnings	(43)	51				0	1	(4)	4	32	25	(71)	21
Included in other comprehensive income	(50)	1				(13)	(12)	(37)	13	0	0	0	0
Included in regulatory assets	8	(2)				0	(3)	0	0	0	0	8	1
Settlements	2	(17)				0	7	13	5	(3)	(1)	(8)	(28)
Transfers of assets (liabilities) into Level 3	(117)	(2)				(117)	0	0	0	0	(2)	0	0
Transfers of (assets) liabilities out of Level 3	3	18				3	18	0	0	0	0	0	0
Balance at end of period	(148)	49	0			(128)	(1)	(18)	10	51	22	(53)	18
Total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities held at the end of the period	(44)	40				0	0	(2)	7	29	24	(71)	9
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period				42	42
Settlements				(42)	0
Balance at end of period				0	42
Total gains/(losses) for the period included in earnings attributable to the change in unrealized gains/losses relating to assets held at the end of the period				$ 0	$ 0